Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$157,372,489.92	0.7209001	$143,889,996.21	0.6591388	$13,482,493.71
Total Securities	$157,372,489.92	0.1343571	$143,889,996.21	0.1228464	$13,482,493.71

Weighted Avg. Coupon (WAC)	4.68%		4.70%
Weighted Avg. Remaining Maturity (WARM)	22.06		21.22
Pool Receivables Balance	$187,124,313.00		$173,303,198.53
Remaining Number of Receivables	29,800		28,891

Adjusted Pool Balance	$183,489,543.82		$170,007,050.11

III. COLLECTIONS

Principal:
Principal Collections	$13,554,542.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$217,946.93
Total Principal Collections	$13,772,489.35

Interest:
Interest Collections	$721,998.90
Late Fees & Other Charges	$23,537.66
Interest on Repurchase Principal	$-
Total Interest Collections	$745,536.56

Collection Account Interest	$638.28
Reserve Account Interest	$339.19
Servicer Advances	$-

Total Collections	$14,519,003.38

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$14,519,003.38
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,519,003.38

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$155,936.93	$-	$155,936.93	$155,936.93
Collection Account Interest					$638.28
Late Fees & Other Charges					$23,537.66
Total due to Servicer					$180,112.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$213,764.30		$213,764.30

Total interest:		$213,764.30		$213,764.30	$213,764.30

Available Funds Remaining:					$14,125,126.21

3. Principal Distribution Amount:					$13,482,493.71

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,482,493.71
Class A Notes Total:		13,482,493.71		$13,482,493.71
Total Noteholders Principal				$13,482,493.71

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					642,632.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,634,769.18
Beginning Period Amount	$3,634,769.18
Current Period Amortization	$338,620.76
Ending Period Required Amount	$3,296,148.42
Ending Period Amount	$3,296,148.42
Next Distribution Date Required Amount	$2,975,621.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		14.23%	15.36%	15.36%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	28,482	98.05%	$169,928,089.23
30 - 60 Days	1.15%	333	1.58%	$2,744,736.27
61 - 90 Days	0.21%	60	0.30%	$514,968.16
91 + Days	0.06%	16	0.07%	$115,404.87
		28,891		$173,303,198.53
Total
Delinquent Receivables 61 + days past due	0.26%	76	0.36%	$630,373.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	74	0.33%	$624,687.66
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	83	0.37%	$748,755.42
Three-Month Average Delinquency Ratio	0.26%		0.36%

Repossession in Current Period		19		$165,669.37
Repossession Inventory		31		$93,540.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$266,572.05
Recoveries				$(217,946.93)
Net Charge-offs for Current Period				$48,625.12

Beginning Pool Balance for Current Period				$187,124,313.00

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				-0.18%
Net Loss Ratio for 2nd Preceding Collection Period				0.21%
Three-Month Average Net Loss Ratio for Current Period				0.11%

Cumulative Net Losses for All Periods				$8,642,649.66
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$574,933.04
Number of Extensions				63

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